SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, Impairment of Long-lived Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0